DEFERRED TAX ASSETS AND LIABILITIES - MOVEMENTS IN DEFERRED TAX ASSETS AND LIABILITIES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	¥ (447)	¥ (790)	¥ (841)
Recognized in consolidated statement of income	10,317	834	1,343
Recognized in other comprehensive income	582	(838)	(1,010)
Others	(1)	347	(282)
Acquisition of Shanghai SECCO	(1,786)
Balance at end of year	8,665	(447)	(790)
Receivables and inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	87	1,552	2,677
Recognized in consolidated statement of income	300	(1,505)	(1,128)
Recognized in other comprehensive income	(5)	6	3
Others	(1)	34
Balance at end of year	381	87	1,552
Accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	391	413	258
Recognized in consolidated statement of income	1,534	(22)	155
Balance at end of year	1,925	391	413
Cash flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(215)	250	887
Recognized in consolidated statement of income	9
Recognized in other comprehensive income	313	(465)	(637)
Others	8
Balance at end of year	115	(215)	250
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(3,351)	(9,131)	(8,635)
Recognized in consolidated statement of income	8,475	6,063	(113)
Recognized in other comprehensive income	287	(392)	(383)
Others	(8)	109
Acquisition of Shanghai SECCO	(1,181)
Balance at end of year	4,222	(3,351)	(9,131)
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	2,477	5,883	3,474
Recognized in consolidated statement of income	(135)	(3,426)	2,398
Recognized in other comprehensive income	(17)	20	11
Balance at end of year	2,325	2,477	5,883
Embedded derivative component of convertible bonds
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year			282
Others			(282)
Available-for-sale securities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year			3
Recognized in consolidated statement of income	117	(139)	1
Recognized in other comprehensive income		(7)	(4)
Others		146
Balance at end of year	117
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	260	203	206
Recognized in consolidated statement of income	(27)	(1)	(3)
Others		58
Acquisition of Shanghai SECCO	(569)
Balance at end of year	(336)	260	203
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of year	(96)	40	7
Recognized in consolidated statement of income	44	(136)	33
Recognized in other comprehensive income	4
Acquisition of Shanghai SECCO	(36)
Balance at end of year	¥ (84)	¥ (96)	¥ 40